Convertible Promissory Note Derivative Liability (Narrative) (Details) - USD ($)		3 Months Ended		9 Months Ended
	Mar. 01, 2019	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018
Change in fair value of derivative liabilities		$ 221,394		$ 116,056
Securities Purchase Agreement With Firstfire Global Opportunities Fund, LLC [Member] | Senior Convertible Note [Member]
Debt discount		153,046		153,046
Securities Purchase Agreement With Firstfire Global Opportunities Fund, LLC [Member] | Senior Convertible Note [Member] | Derivative Liabilities [Member]
Fair value of derivative liability	$ 380,919	$ 268,310		268,310
Debt discount	175,000
Initial derivative expense	$ 205,919
Change in fair value of derivative liabilities				$ 112,609